Description of Organization and Business Operations (Details) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended
	Nov. 17, 2020	Nov. 17, 2020	Oct. 26, 2020	Oct. 26, 2020	Oct. 22, 2020	Oct. 22, 2020	Nov. 17, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Description of Organization and Business Operations (Details) [Line Items]
Unit price (in Dollars per share)										$ 10.00
Generating additional gross proceeds		$ 20,000,000								$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in Shares)								1,355,000
Fair market value, percentage									80.00%
Public per share, percentage									50.00%	10.00%
Trust account expenses of the liquidation									$ 100,000	$ 100,000
Net intangible assets									$ 5,000,001	$ 5,000,001
Percentage of redeem public shares									100.00%	100.00%
Merger agreement, description									On March 5, 2021, the Company (or “Good Works”) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among Currency Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“Merger Sub”), and Cipher Mining Technologies Inc., a Delaware corporation (“Cipher”). The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Merger Sub will merge with and into Cipher, with Cipher as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Good Works (the “ Merger ”) and, in connection with the Merger, (ii) Good Works will change its name to Cipher Mining Inc. The Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “ Business Combination ”.
Business combination, description									In accordance with the terms and subject to the conditions of the Merger Agreement, each share of Cipher common stock, par value $0.001 issued and outstanding shall be converted into the right to receive four hundred thousand (400,000) shares of Good Works common stock, par value $0.001 (“Good Works Common Stock”); provided that the exchange ratio shall be adjusted as needed to ensure the aggregate Merger consideration received by the sole stockholder of Cipher equals two hundred million (200,000,000) shares of Good Works Common Stock (at a value of ten dollars ($10.00) per share).
Price per share (in Dollars per share)									$ 10.00	$ 12.00
Gross proceeds from private placement financing									$ 375,000,000
Cash and cash equivalents									613,606	$ 1,276,364
Working capital									$ 502,052
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sale (in Shares)					15,000,000
Unit price (in Dollars per share)					$ 10.00	$ 10.00
Generating additional gross proceeds					$ 150,000,000
Additional number of shares purchased (in Shares)		500,000
Price per share (in Dollars per share)					$ 10.00	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sale (in Shares)					228,000	228,000
Unit price (in Dollars per share)					$ 10.00	$ 10.00
Generating additional gross proceeds					$ 2,228,000
Merger agreement, description									On March 5, 2021, the Company (or “Good Works”) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among Currency Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“Merger Sub”), and Cipher Mining Technologies Inc., a Delaware corporation (“Cipher”). The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Merger Sub will merge with and into Cipher, with Cipher as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Good Works (the “ Merger ”) and, in connection with the Merger, (ii) Good Works will change its name to Cipher Mining Inc. The Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “ Business Combination ”.
Aggregate of shares (in Shares)									37,500,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sale (in Shares)									2,250,000	2,250,000
Unit price (in Dollars per share)									$ 10.00	$ 10.00
Generating additional gross proceeds		$ 5,000,000	$ 15,000,000
Additional number of shares purchased (in Shares)		500,000	1,500,000
Generating additional gross proceeds	$ 5,000,000			$ 15,000,000
Stock Repurchased and Retired During Period, Shares (in Shares)							62,500
I-B Good Works LLC [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)	62,500